7 INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 667,296	$ 1,309,842	$ 164,750
Costs incurred for developing products	$ 0	$ 55,104